Property, Plant and Equipment (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Allocation of depreciation expense on property, plant and equipment
Cost of revenues	$ 197,054	1,192,906	1,051,098	754,977
Selling expenses	299	1,813	1,396	993
General and administrative expenses	9,916	60,029	55,343	36,473
Research and administrative expenses	4,059	24,573	30,016	34,355
Total depreciation expense	$ 211,328	1,279,321	1,137,853	826,798